Marketable securities and short-term investments - Summary of Marketable Securities and Short term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Marketable securities and shortterm investments [Line Items]
Marketable securities	$ 10,119	$ 0	$ 16,969
Short-term investments	204,045	177,191	$ 0
Marketable securities and short-term investments	$ 214,164	$ 177,191